12. Share-Based Payments	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Payments

Total share-based compensation related to stock options, common stock awards, and non-financing warrants was $1,731,803 and $89,970 for the three months ended June 30, 2016 and 2015, respectively, and $2,018,263 and $237,198 for the six months ended June 30, 2016 and 2015, respectively.

Share-based compensation expense is classified in the condensed consolidated statements of comprehensive loss as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Research and development expenses	$1,427,691	$51,736	$1,234,240	$150,881
Administrative expenses	304,112	38,234	784,023	86,317
	$1,731,803	$89,970	$2,018,263	$237,198

Employee Stock Options

During the six months ended June 30, 2016 and 2015, the Company granted 12,122 employee stock options. The key valuation assumptions used consisted of the Company’s stock price, a risk free rate of 0.54% and an expected volatility of 123%. There were no employee stock options granted during the same period in 2015. During the six months ended June 30, 2016, the Company extended the exercise expiration date of certain former employee stock option awards resulting in a change in incremental value of approximately $24,000 which was charged to administrative expense. The Company recognized compensation expense related to employee stock options of $310,469 and $20,668 during the three months ended June 30, 2016 and 2015, respectively, and $765,026 and $84,303 during the six months ended June 30, 2016 and 2015, respectively.

Non-Employee Stock Options

No non-employee stock options were granted during the six months ended June 30, 2016 or 2015 and no non-employee stock options were exercised during the six months ended June 30, 2016 or 2015. The Company recognized compensation expense related to non-employee stock options of $3,474 and $4,755 during the three months ended June 30, 2016 and 2015, respectively, and $2,503 and $9,193 during the six months ended June 30, 2016 and 2015, respectively.

Common stock awards

The Company granted 9,581 and 925 common stock awards during the three months ended June 30, 2016 and 2015, respectively, and 11,939 and 2,043 common stock awards during the six months ended June 30, 2016 and 2015, respectively, based on the value of the services provided and the average stock price during each respective period. The Company recognized compensation expense related to common stock awards of $50,000 and $25,500 during the three months ended June 30, 2016 and 2015, respectively, and $107,790 and $51,000 during the six months ended June 30, 2016 and 2015, respectively.

Warrants

In connection with certain of the Company’s collaboration agreements and consulting arrangements, the Company has issued warrants to purchase shares of common stock. On May 16, 2016, the Company modified the exercise price of 150,307 performance-based warrants held by Serum and individuals related to Serum from $25.41 to $7.92 and resulted in an incremental value expense of $204,000. Additionally, the Company issued 212,122 warrants to purchase shares of common stock to Serum with an exercise price of $7.92. The new warrants were fully vested and the Company recognized $1.37 million of expense related to the grant.

As of June 30, 2016, and December 31, 2015, warrants to purchase 758,347 shares of common stock were outstanding. These warrants were fair valued at each issuance date using the Black-Scholes option pricing model. Warrants for which a measurement has not been reached are subject to re-measurement at each reporting period until the measurement date is reached. Expense is recognized on a straight-line basis over the expected service period or at the date of issuance, if there is not a service period. Expense for the six months ended June 30, 2016, was $1.1 million including the incremental value recognized for the warrant modification. The Company issued no warrants in connection with collaboration agreements and consulting services during the three and six months ended June 30, 2015.

Total share-based payments related to employee and nonemployee stock options, common stock awards and JSOP awards was $2,594,113 and $1,513,238 for the years ended December 31, 2015 and 2014, respectively.

Share-based payments is classified in the consolidated statements of comprehensive loss as follows:

	Year Ended December 31,
	2015	2014
Research and development expenses	$229,964	$952,829
General and administrative expenses	2,364,149	560,409
	$2,594,113	$1,513,238

Stock Option Modifications

Prior to the Acquisition in 2014, the Company had two incentive stock plans, the Lipoxen plc Unapproved Share Option Plan (the “2000 Stock Plan”) and the Xenetic Biosciences plc 2007 Share Option Scheme (the “2007 Stock Plan”). Subsequent to the Acquisition, the 2000 and 2007 Stock Plans were converted to reflect the new shares issued by the Company under the Scheme of Arrangement related to the Acquisition. As part of the conversion, option holders under the 2000 and 2007 Stock Plan have the right to subscribe for a number of shares of common stock in the Company (the “Replacement Option Shares”) in exchange for the cancellation and surrender by the option holder of the original options granted by the 2000 and 2007 Stock Plans. The number of Replacement Option Shares is determined in the same manner in which the shareholders of Xenetic UK were given the right to acquire shares of common stock in the Company according to the Acquisition. The aggregate exercise price payable in U.S. dollars for Replacement Option Shares is the same as the aggregate exercise price in pounds sterling of the original options, using a foreign currency exchange rate for pounds sterling into U.S. dollars quoted by Barclays Bank plc at 12 noon Greenwich Mean Time (“GMT”) on January 23, 2014, the date of the Acquisition. The conversion of the options is treated as an option modification. The Company accounted for the option modification under ASC Topic 718, Compensation – Stock Compensation, and determined the option modification did not result in incremental stock compensation cost that is material to the Company’s results of operations during the year ended December 31, 2014.

During the year ended December 31, 2015, the Company modified 303,031 employee stock option awards to extend the expiry dates through March 31, 2016. The Company accounted for the option modification under ASC Topic 718, Compensation – Stock Compensation, and as a result, recognized $25,008 in incremental compensation expense during the year ended December 31, 2015.

Stock Options

The Company grants stock option awards to employees and nonemployees with varying vesting terms under the Xenetic Biosciences, Inc. Equity Incentive Plan (“Stock Plan”). The Company measures the fair value of stock option awards using the Black-Scholes option pricing model, which uses the assumptions noted in the tables below, including the risk-free interest rate, expected term, share price volatility, dividend yield and forfeiture rate. The risk-free interest rate is based upon the U.S. Treasury yield curve in effect at the time of grant, with a term that approximates the expected life of the option. For employee stock options issued in 2015 and 2014 that qualify as “plain vanilla” stock options in accordance with Staff Accounting Bulletin No. 110 (“SAB 110”), the expected term is based on the simplified method, as defined by SAB 110. The Company has a limited history of stock option exercises, which does not provide a reasonable basis for the Company to estimate the expected term of employee stock options. For all other employee stock options, the Company estimates the expected life using judgment based on the anticipated research and development milestones of the Company’s clinical projects and behavior of the Company’s employees. The expected life of nonemployee options is the contractual life of the option. The Company determines the expected volatility based on a blended volatility rate of its own historical volatility with that of comparable publicly traded companies with product candidates in similar therapeutic areas and stages of nonclinical and clinical development to the Company’s product candidates. The Company has applied an expected dividend yield of 0% as the Company has not historically declared a dividend and does not anticipate declaring a dividend during the expected life of the options. Further, the Company has applied a forfeiture rate of 0% as the Company has not historically experienced forfeitures.

During the years ended December 31, 2015 and 2014, 493,945 and 32,731 total stock options to purchase shares of common stock were granted under the Stock Plan, respectively, with a weighted average grant date fair value per option share of $9.35 and $7.58, respectively. During the year ended December 31, 2014, 1,984,080 stock options were exercised and cash received from those stock option exercises was $101,933. No stock options were exercised during the year ended December 31, 2015.

During the year ended December 31, 2015 and 2014, 161,657 and 20,687 total stock options vested, with total fair values of $1,391,450 and $115,864, respectively. As of December 31, 2015, there was $2,931,117 of unrecognized share-based payments related to employee stock options that are expected to vest. The Company expects to recognize this expense over a weighted-average period of approximately 2 years.

Key assumptions used in the Black-Scholes option pricing model for options granted to employees during the years ending December 31, 2015 and 2014 are as follows:

	Year Ended December 31,
	2015	2014
Weighted-average expected dividend yield (%)	–	–
Weighted-average expected volatility (%)	124.17	103.36
Weighted-average risk-free interest rate (%)	0.44	1.48
Weighted-average expected life of option (years)	2.50	5.33
Weighted-average exercise price ($)	13.86	10.15
Model used	Black-Scholes	Black-Scholes

The following is a summary of employee stock option activity for the years ended December 31, 2015 and 2014:

	Number of shares	Weighted-average exercise price	Weighted-average remaining life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2014	158,223	15.78
Granted	32,731	10.15
Exercised	(60,125)	1.70		$509,622
Expired	(3,967)	30.58
Outstanding as of December 31, 2014	126,862	20.53	6.86	$80,338
Granted	493,945	13.86
Expired	(1,548)	15.51
Outstanding as of December 31, 2015	619,259	15.22	8.92	$1,915,942

Vested or expected to vest as of December 31, 2015	619,259	15.22	8.92	$1,915,942

Exercisable as of December 31, 2014	79,710	$19.71	5.48	$80,338
Exercisable as of December 31, 2015	239,819	$17.17	7.78	$688,343

A summary of the status of the Company’s non-vested employee stock option shares as of December 31, 2015 and the changes during the year ended December 31, 2015 is as follows:

	Number of shares	Weighted-average grant date fair value
Balance as of January 1, 2015	47,152	$5.03
Granted	493,945	$9.35
Vested	(151,657)	$8.61
Balance as of December 31, 2015	379,440	$9.14

NonEmployee Stock Options

Share-based payments expense related to stock options granted to nonemployees is recognized as the services are rendered on a straight-line basis. The Company determined that the fair value of the stock options is more reliably measurable than the fair value of the services received. Compensation expense related to stock options granted to nonemployees is subject to re-measurement at each reporting period until the options vest.

During the years ended December 31, 2015 and 2014, 30,304 and 14,546 nonemployee stock options were granted under the Stock Plan, respectively, with a weighted average grant date fair value per option share of $13.13 and $7.75, respectively. No nonemployee stock options were exercised during years ended December 31, 2015 and 2014.

During the year ended December 31, 2015 and 2014, 17,857 and 7,756 total stock options vested, with total fair values of $195,575 and $62,121, respectively. As of December 31, 2015, there was $263,778 of unrecognized share-based payments related to nonemployee stock options that are expected to vest. The Company expects to recognize this expense over a weighted-average period of approximately 1.5 years.

Key assumptions used in the Black-Scholes option pricing model for nonemployees options during the years ended December 31, 2015 and 2014 are as follows:

	Year Ended December 31,
	2015	2014
Weighted-average expected dividend yield (%)	–	–
Weighted-average expected volatility (%)	120.51	116.22
Weighted-average risk-free interest rate (%)	1.54	1.62
Weighted-average expected life of option (years)	10.00	7.60
Weighted-average exercise price ($)	13.86	8.25
Model used	Black-Scholes	Black-Scholes

The following is a summary of nonemployee stock option activity for the years ended December 31, 2015 and 2014:

	Number of shares	Weighted-average exercise price	Weighted-average remaining life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2014	12,592	$18.18	5.90	$49
Granted	14,546	8.25
Outstanding as of December 31, 2014	27,138	12.86	7.60	$159
Granted	30,304	13.86
Outstanding as of December 31, 2015	57,442	13.39	8.23	$220,764

Vested or expected to vest as of December 31, 2015	57,442	13.39	8.23	$220,764

Exercisable as of December 31, 2014	11,627	$13.73	6.40	$159
Exercisable as of December 31, 2015	29,484	$13.37	7.37	$119,164

A summary of the status of the Company’s non-vested nonemployee stock option shares as of December 31, 2015 and the changes during the year ended December 31, 2015 is as follows:

	Number of shares	Weighted-average grant date fair value
Balance as of January 1, 2015	15,511	$8.16
Granted	30,304	$13.13
Vested	(17,857)	$10.95
Balance as of December 31, 2015	27,958	$11.77

Common Stock Awards

The Company granted common stock awards to several nonemployees in exchange for services provided. The Company measures the fair value of these awards using the fair value of the services provided or the fair value of the awards granted, whichever is more reliably measurable. The fair value measurement date of these awards is generally the date the performance of services is complete. The fair value of the awards is recognized as services are rendered on a straight-line basis.

A summary of the Company’s common stock awards granted and issued during the years ended December 31, 2015 and 2014 are as follows:

Number of shares
Balance as of January 1, 2014	13.943
Granted	104,006
Issued	(98,327)
Balance as of December 31, 2014	19,622
Granted	34,403
Issued	(31,138)
Balance as of December 31, 2015	22,887

The Company granted 34,403 and 5,679 shares of common stock during the years ended December 31, 2015 and 2014, respectively, in exchange for professional services. As all services were rendered in each respective period, expense related to common stock awards of $392,661 and $102,000 was recognized during the years ended December 31, 2015 and 2014, respectively.

In December 2014, 98,327 shares of new common stock were granted and issued to FDS Pharma ASS (“FDS”) in consideration for the performance of services and termination of a prior collaboration agreement between Lipoxen and FDS. The Company determined that the fair value of the shares of common stock granted is more reliably measurable than the fair value of the services received. The Company assessed the fair value of one share of common stock on the measurement date to be $8.25. As performance by FDS was complete at the issuance date, the Company recorded expense of approximately $812,000 to research and development expense in the consolidated statement of comprehensive loss during the year ended December 31, 2014. FDS is a related party of SynBio, an affiliate of the Company.

Joint Share Ownership Plan

In 2010 and 2012, the Company issued 51,573 and 272,312 JSOP awards, respectively, to two senior executives under the JSOP. Under the JSOP, shares in the Company are jointly purchased at fair market value by the participating executives and the trustees of the JSOP trust, with such shares held in the JSOP trust. For US GAAP purposes the awards were valued as employee options and recorded as a reduction in equity as treasury shares until such time as they are exercised by the employee.

During 2011, the 2010 JSOP awards fully vested under the terms of the JSOP due to a significant change in beneficial ownership of the Company and the related compensation charges were fully recorded during periods prior to 2013 related to this accelerated vesting. During the first quarter of 2014, the 2012 JSOP awards fully vested under the terms of the JSOP due the achievement of specific share price hurdles and the related compensation charges were fully recorded during the first quarter of 2014 related to this accelerated vesting. As of December 31, 2014, all JSOP awards were fully vested. The Company recognized zero and $344,905, respectively, of JSOP compensation expense during the years ended December 31, 2015 and 2014. As of December 2015 and 2014, there were 323,885 JSOP awards issued.